S000062377 [Member] Investment Strategy - BlackRock Total Return V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide current income by investing in securities that pay interest or dividends. Dividends include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.
The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The Fund invests primarily in fixed-income securities rated investment grade by a nationally recognized statistical rating organization (“NRSRO”). Fixed-income securities in any of the four highest rating categories can be called “investment grade.” The Fund may also invest in fixed-income securities that are rated below investment grade (commonly called “junk bonds”). The Fund may invest in fixed-income securities of any maturity or duration. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may enter into reverse repurchase agreements and mortgage dollar rolls. The Fund may also invest in derivative instruments, including, but not limited to, interest rate, total return and credit default swaps, options, futures, options on futures and swaps, both for hedging purposes and to seek to enhance its returns. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.
The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund’s net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non‑U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
The Fund may engage in active and frequent trading of portfolio securities to seek to achieve its primary investment strategies.